Noncontrolling Interest	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST

Note 3 – NONCONTROLLING INTEREST

In July 2016, HTCC, its parent company Taiying, and Beijing Jiate Information Technology Co., Ltd. (“Jiate”) entered into an investment agreement, pursuant to which Jiate will contribute RMB4,900,000 (approximately $706,000) into HTCC in order to obtain 49% equity interest in HTCC. Based on the agreement, all the parties agreed to complete the registration process with local administrative department within 30 days after the agreement is signed and Jiate is entitled to HTCC’s earnings after injecting the first portion of investment in the amount of RMB2,450,000 (approximately $354,000) prior to February 1, 2017. The registration process was completed on July 11, 2016 and HTCC received the capital contribution of $353,581 on January 31, 2017.